Employee Benefits - Stock Appreciation Rigthts Plan (Details) - SAR Plan - USD ($) $ in Thousands		3 Months Ended
	May. 18, 2007	Mar. 31, 2015	Dec. 31, 2014
Employee Benefits
Number of units authorized for issuance	200,000
Term of awards	10 years
Units outstanding			134,000
Stock Appreciation Rights (SARs) [Member]
Employee Benefits
Number of units authorized for issuance	200,000
Term of awards	10 years
Units outstanding		121,334	134,000
Stock-based compensation exepense, reversal		$ 108